Fair Value (Financial Assets Measured At Fair Value On A Recurring Basis) (Details) (USD $) In Thousands	Dec. 31, 2010	Dec. 31, 2009
Cash equivalents	$ 1,606,592	$ 1,507,490
Total debt securities	8,372,439	7,497,150
Securities lending invested collateral	49,636	119,586
Total invested assets	10,028,667	9,124,226
US Treasury And Agency Obligations [Member] | Fair Value, Inputs, Level 1 [Member] | Debt Securities [Member] | US Treasury And Government [Member]
Total debt securities	0	0
Mortgage-Backed Securities [Member] | Fair Value, Inputs, Level 1 [Member] | Debt Securities [Member] | US Treasury And Government [Member]
Total debt securities	0	0
Tax-Exempt Municipal Securities [Member] | Fair Value, Inputs, Level 1 [Member] | Debt Securities [Member]
Total debt securities	0	0
Residential Mortgage Backed Securities [Member] | Fair Value, Inputs, Level 1 [Member] | Debt Securities [Member]
Total debt securities	0	0
Commercial Mortgage Backed Securities [Member] | Fair Value, Inputs, Level 1 [Member] | Debt Securities [Member]
Total debt securities	0	0
Asset-Backed Securities [Member] | Fair Value, Inputs, Level 1 [Member] | Debt Securities [Member]
Total debt securities	0	0
Corporate Debt Securities [Member] | Fair Value, Inputs, Level 1 [Member] | Debt Securities [Member]
Total debt securities	0	0
Redeemable Preferred Stock [Member] | Fair Value, Inputs, Level 1 [Member] | Debt Securities [Member]
Total debt securities	0	0
Fair Value, Inputs, Level 1 [Member]
Cash equivalents	1,606,592	1,507,490
Total debt securities	0	0
Securities lending invested collateral	24,639	53,569
Total invested assets	1,631,231	1,561,059
US Treasury And Agency Obligations [Member] | Fair Value, Inputs, Level 2 [Member] | Debt Securities [Member] | US Treasury And Government [Member]
Total debt securities	711,613	1,009,352
Mortgage-Backed Securities [Member] | Fair Value, Inputs, Level 2 [Member] | Debt Securities [Member] | US Treasury And Government [Member]
Total debt securities	1,663,179	1,688,663
Tax-Exempt Municipal Securities [Member] | Fair Value, Inputs, Level 2 [Member] | Debt Securities [Member]
Total debt securities	2,381,528	2,155,227
Residential Mortgage Backed Securities [Member] | Fair Value, Inputs, Level 2 [Member] | Debt Securities [Member]
Total debt securities	55,887	95,412
Commercial Mortgage Backed Securities [Member] | Fair Value, Inputs, Level 2 [Member] | Debt Securities [Member]
Total debt securities	321,031	279,626
Asset-Backed Securities [Member] | Fair Value, Inputs, Level 2 [Member] | Debt Securities [Member]
Total debt securities	148,545	105,060
Corporate Debt Securities [Member] | Fair Value, Inputs, Level 2 [Member] | Debt Securities [Member]
Total debt securities	3,025,097	2,071,087
Redeemable Preferred Stock [Member] | Fair Value, Inputs, Level 2 [Member] | Debt Securities [Member]
Total debt securities	0	0
Fair Value, Inputs, Level 2 [Member]
Cash equivalents	0	0
Total debt securities	8,306,880	7,404,427
Securities lending invested collateral	24,997	66,017
Total invested assets	8,331,877	7,470,444
US Treasury And Agency Obligations [Member] | Fair Value, Inputs, Level 3 [Member] | Debt Securities [Member] | US Treasury And Government [Member]
Total debt securities	0	0
Mortgage-Backed Securities [Member] | Fair Value, Inputs, Level 3 [Member] | Debt Securities [Member] | US Treasury And Government [Member]
Total debt securities	0	0
Tax-Exempt Municipal Securities [Member] | Fair Value, Inputs, Level 3 [Member] | Debt Securities [Member]
Total debt securities	51,806	68,814
Residential Mortgage Backed Securities [Member] | Fair Value, Inputs, Level 3 [Member] | Debt Securities [Member]
Total debt securities	0	0
Commercial Mortgage Backed Securities [Member] | Fair Value, Inputs, Level 3 [Member] | Debt Securities [Member]
Total debt securities	0	0
Asset-Backed Securities [Member] | Fair Value, Inputs, Level 3 [Member] | Debt Securities [Member]
Total debt securities	1,206	2,128
Corporate Debt Securities [Member] | Fair Value, Inputs, Level 3 [Member] | Debt Securities [Member]
Total debt securities	7,214	8,481
Redeemable Preferred Stock [Member] | Fair Value, Inputs, Level 3 [Member] | Debt Securities [Member]
Total debt securities	5,333	13,300
Fair Value, Inputs, Level 3 [Member]
Cash equivalents	0	0
Total debt securities	65,559	92,723
Securities lending invested collateral	0	0
Total invested assets	65,559	92,723
US Treasury And Agency Obligations [Member] | Debt Securities [Member] | US Treasury And Government [Member]
Total debt securities	711,613	1,009,352
Mortgage-Backed Securities [Member] | Debt Securities [Member] | US Treasury And Government [Member]
Total debt securities	1,663,179	1,688,663
Tax-Exempt Municipal Securities [Member] | Debt Securities [Member]
Total debt securities	2,433,334	2,224,041
Residential Mortgage Backed Securities [Member] | Debt Securities [Member]
Total debt securities	55,887	95,412
Commercial Mortgage Backed Securities [Member] | Debt Securities [Member]
Total debt securities	321,031	279,626
Asset-Backed Securities [Member] | Debt Securities [Member]
Total debt securities	149,751	107,188
Corporate Debt Securities [Member] | Debt Securities [Member]
Total debt securities	3,032,311	2,079,568
Redeemable Preferred Stock [Member] | Debt Securities [Member]
Total debt securities	$ 5,333	$ 13,300